Stock-Based Compensation (Details Textual) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended		0 Months Ended									12 Months Ended			12 Months Ended		12 Months Ended
	Jul. 31, 2013	Jan. 22, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Aug. 20, 2013 Board of Directors [Member]	Nov. 08, 2012 Board of Directors [Member]	Apr. 01, 2011 Board of Directors [Member]	Dec. 31, 2013 Board of Directors [Member]	Jan. 22, 2013 Board of Directors [Member]	Nov. 08, 2012 William A. Schmitz [Member]	Nov. 08, 2012 Molly Hedges [Member]	Mar. 31, 2014 Maximum [Member] Board of Directors [Member]	Mar. 31, 2014 Minimum [Member] Board of Directors [Member]	Dec. 31, 2013 2008 Equity Incentive Plan [Member]	Dec. 31, 2013 2008 Equity Incentive Plan [Member] Annual Meeting on April 28,2010 [Member]	Dec. 31, 2013 2008 Equity Incentive Plan [Member] Annual Meeting on May 9,2012 [Member]	Dec. 31, 2013 December 13, 2010 restricted stock award [Member]	Dec. 31, 2012 December 13, 2010 restricted stock award [Member]	Dec. 31, 2013 Stock Option [Member]	Dec. 31, 2012 Stock Option [Member]
Stock Based Compensation (Textual)
Repricing of number of outstanding compensatory options approved by board of directors							85,000			25,000	75,000	10,000
Options granted, Weighted Average Exercise Price																				$ 0.45	$ 2.05
Options expired/cancelled, Number of Shares				865,500	26,000															865,500	26,000
Stock option granted				1,735,208	178,000										520,208					1,735,208	178,000
Option granted under equity incentive plan																				1,655,000
Increase in shares available under equity incentive plan													3,550,000	2,000,000	2,000,000	800,000	1,550,000
Number of shares are available for grant as Incentive Stock Options															50,000
Exercise price for options award				No less than 100% of the fair market value of the common stock on the day of grant.
Share-based compensation vesting period				Either immediately on the date of grant or 1 to 3 years from the date of grant.
Compensation costs for options and restricted shares granted				$ 584,671	$ 543,267
Number of Restricted Shares, Vested						50,989		55,969										50,989
Number of Restricted Shares, Non-vested									118,379									118,379	169,368
Expenses occurred in repricing of options	$ 34,381		$ 13,575	$ 110,579	$ 38,673
Options exercise price	$ 0.75	$ 1.20		$ 1.20	$ 3.25		$ 1.67